Share-Based Compensation - Summary of Class B Units Awards Activity (Details) - shares	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 10, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Granted Units
Beginning balance (in shares)	14,129,158	14,129,158	14,129,158	14,129,158	12,814,203
Granted (in shares)					1,317,768
Forfeiture (in shares)					(2,813)
Conversion to common stock upon Business Combination (in shares)		(14,129,158)
Ending balance (in shares)	14,129,158	0	0	14,129,158	14,129,158
Vested Units
Beginning balance (in shares)	13,199,998	14,129,158	13,199,998	11,703,477	9,891,696
Forfeiture (in shares)					(2,813)
Conversion to common stock upon Business Combination (in shares)		(14,129,158)
Ending balance (in shares)	14,129,158	0	0	13,199,998	11,703,477
Non-vested units
Beginning balance (in shares)	929,160	0	929,160	2,425,681	2,922,507
Granted (in shares)					1,317,768
Ending balance (in shares)	0	0	0	929,160	2,425,681
Class B Unit Incentive Plan
Vested Units
Vested (in shares)	929,160		929,160	1,496,521	1,814,594
Non-vested units
Vested (in shares)	929,160		929,160	1,496,521	1,814,594